Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses and other current liabilities
13.	Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2017	2018
	RMB	RMB
Deposits from service providers	36,731	39,844
Customer deposits and funds payable (Note 2u)	193,261	709,679
Payroll and welfare benefits accruals	35,223	39,186
Server custody and bandwidth fee accruals	5,221	8,199
Professional fees payable	4,576	5,880
Rentals	584	1,518
Payables related to employee share options exercise	4,432	460
Accrual for purchase of property and equipment	38,012	6,057
Litigations accruals	-	38,000
Others	25,198	31,114
Total	343,238	879,937